Debt	12 Months Ended
Jun. 30, 2015
Debt

9. Debt

Indebtedness of the Company includes the following:

	Amounts Outstanding at
	June 30, 2015		June 30, 2014
	Current	Long Term	Current	Long Term
Third Amended and Restated Credit Agreement
Revolving credit facility	$—	$50,421	$—	$62,436
Convertible Debentures	—	119,515	—	176,462
Senior Secured Notes	—	35,000	—	35,000
Promissory notes due to former owners	—	—	200	—

	$—	$204,936	$200	$273,898

Maturities of long-term debt are as follows:

	Third Amended Credit Facility	Convertible Debentures	Senior Secured Notes	Total
Year ending June 30,
2016	$—	$—	$—	$—
2017	—	—	35,000	35,000
2018	—	59,467	—	59,467
2019	—	60,048	—	60,048
2020	50,421	—	—	50,421
thereafter	—	—	—	—

	$50,421	$119,515	$35,000	$204,936

Third Amended and Restated Credit Agreement and Senior Secured Notes

On August 19, 2014, the Company amended its Third Amended and Restated Credit Agreement (the “Credit Agreement”). The amendment extended the maturity date (previously due February 27, 2018) to August 19, 2019, or if earlier, 90 days prior to the maturity of the Senior Secured Notes, extended the $100.0 million accordion feature and increased the commitments to $225.0 million, from the previous commitments of $165.0 million. The increase in the size of the facility resulted from the addition of two new lenders to the bank group and certain existing lenders increasing their commitments. The extension was accounted for as a modification of debt, and as such, transaction costs related to the modification have been recorded in other assets in the consolidated balance sheet and are being amortized over the term of the Credit Agreement. The current commitments at June 30, 2015, include a US $180.0 million loan facility and a Canadian $45.0 million loan facility both of which are available to fund working capital requirements and to fund acquisitions and investment requirements for new revenue and bid-in contracts.

The Company may request an increase to the $225.0 million in commitments for up to an additional $100.0 million in additional commitments (the “Accordion Feature”), so long as no default or event of default has occurred and is continuing. Each lender under the Credit Agreement shall have the option to subscribe for a portion of the remaining Accordion Feature and any portion not so subscribed may be assumed by one or more of the existing lenders or by another financial institution as agreed by the Company and the Agent under the agreement. At June 30, 2015 the Company had approximately $172.8 million in borrowing availability under the Credit Agreement.

On November 10, 2011, the Company rolled over and extended the maturity of its $35.0 million of fixed rate Senior Secured Notes (previously due December 14, 2011), for an additional five year term, carrying a fixed coupon of 4.246% (the previous fixed coupon was 5.941%). The Senior Secured Notes rank pari-passu with borrowings under the Credit Agreement and have a maturity date of November 10, 2016. The extension was accounted for as a modification of debt, and as such, transaction costs related to the modification have been recorded in other assets in the consolidated balance sheet and are being amortized over the term of the notes.

Borrowings under the Credit Agreement are collateralized by (i) the unencumbered assets of STA Holdings and its subsidiaries, and certain shares of the capital stock of STA Holdings and the capital stock of each of its subsidiaries and (ii) by the unencumbered assets of Parkview Transit and its subsidiaries and the capital stock of Parkview Transit and the capital stock of each of its subsidiaries. In addition, payment and performance of the obligations under the Credit Agreement are guaranteed by each of STA Holdings’ subsidiaries. Borrowings under the Senior Secured Notes are collateralized by the unencumbered assets of STA Holdings and its US subsidiaries, and certain shares of the capital stock of STA Holdings and the capital stock of each of its US subsidiaries. In addition, payment and performance of the obligations under the Senior Secured Notes are guaranteed by each of STA Holdings US subsidiaries.

Borrowings under the Credit Agreement may be Base Rate Loans or Eurodollar Loans, as defined in the Credit Agreement. Base Rate Loans bear interest at the base rate, as defined in the Credit Agreement (3.25% at June 30, 2015), plus the applicable margin, which ranges from 0.50% to 1.25% depending on STA Holdings’ senior leverage ratio on the pricing date. Eurodollar Loans bear interest at the adjusted LIBOR rate, as defined in the Credit Agreement (0.18650% at June 30, 2015), plus the applicable margin, which ranges from 1.75% to 2.50% depending on STA Holdings’ senior leverage ratio on the pricing date. The effective interest rate on the Credit Agreement was 4.0% for the year ended June 30, 2015.

The Company was in compliance with all debt covenants related to both the Third Amended and Restated Credit Agreement and the Senior Secured Notes at June 30, 2015.

Convertible Debentures

On November 12, 2013, the Company issued the Cdn$ 6.25% Convertible Debentures due June 30, 2019 at a price of $1,000 per debenture, for total gross proceeds of $71.4 million (Cdn $75.0 million). The issue costs of approximately $3.5 million (Cdn $3.6 million) have been recorded in other assets in the consolidated balance sheet and are being amortized over the term of the Cdn$ 6.25% Convertible Debentures due June 30, 2019, using the effective interest method.

Interest on the Cdn$ 6.25% Convertible Debentures due June 30, 2019 is payable semi-annually, in arrears, on June 30 and December 31 of each year.

Each Cdn$ 6.25% Convertible Debenture due June 30, 2019 is convertible into common shares of the Company at the option of the holder at any time prior to the close of business on the earlier of the business day immediately preceding the maturity date or, if called for redemption, on the business day immediately preceding the date fixed for redemption, at a conversion price of Cdn $9.05 per common share (the “Cdn$ 6.25% Convertible Debenture Conversion Price”) which is equivalent to 110.4972 common shares for each Cdn $1,000 principal amount of the Cdn$ 6.25% Convertible Debentures due June 30, 2019.

The Cdn$ 6.25% Convertible Debentures due June 30, 2019 are not redeemable prior to June 30, 2017. The Company will have the right, at its option, to redeem the Cdn$ 6.25% Convertible Debentures due June 30, 2019 in whole or in part, from time to time, on or after June 30, 2017 but prior to June 30, 2018, on at least 30 days prior notice at a redemption price equal to par plus accrued and unpaid interest, provided that the weighted average trading price of the common shares on a recognized exchange for the 20 consecutive trading days ending five trading days prior to the date on which the redemption notice is given is at least 125% of the Cdn$ 6.25% Convertible Debenture Conversion Price. After June 30, 2018 and prior to maturity the Company will have the right, at its option to redeem the Cdn$ 6.25% Convertible Debentures due June 30, 2019 in whole or in part, from time to time, on at least 30 days prior notice at a redemption price equal to par plus accrued and unpaid interest.

On June 7, 2011, the Company issued the US$ 6.25% Convertible Debentures due June 30, 2018 at a price of $1,000 per debenture, for total gross proceeds of $60.0 million. The issue costs of approximately $3.0 million have been recorded in other assets in the consolidated balance sheet and are being amortized over the term of the US$ 6.25% Convertible Debentures due June 30, 2018, using the effective interest method. The conversion feature of this debenture provides that these US dollar denominated notes can be converted into Canadian denominated common shares of the Company. As such, the conversion feature represents on embedded derivative that is required to be bifurcated and accounted for separately.

The Company recorded the embedded derivative liability as a component of other liabilities in the consolidated balance sheet. The embedded conversion liability is recorded at fair value in other liabilities at each reporting period end with the non-cash changes in fair value included in the consolidated statement of operations. In addition, as the functional currency of STI is the Canadian dollar, unrealized gains or losses on re-measurement of the US$ 6.25% Convertible Debentures into Canadian dollars are considered transaction gains and losses, at the STI level, and are also included in the consolidated statement of operations.

Interest on the US$ 6.25% Convertible Debentures is payable semi-annually, in arrears, on June 30 and December 31 of each year.

Each US$ 6.25% Convertible Debenture is convertible into common shares of the Company at the option of the holder at any time prior to the close of business on the earlier of the business day immediately preceding the maturity date or, if called for redemption, on the business day immediately preceding the date fixed for redemption, at a conversion price of $9.50 per common share (the “US$ 6.25% Convertible Debenture Conversion Price”) which is equivalent to 105.2632 common shares for each $1,000 principal amount of the US$ 6.25% Convertible Debenture.

The US$ 6.25% Convertible Debentures were not redeemable prior to June 30, 2014. The Company had the right, at its option, to redeem the US$ 6.25% Convertible Debentures in whole or in part, from time to time, on or after July 1, 2014 but prior to June 30, 2016, on at least 30 days prior notice at a redemption price equal to par plus accrued and unpaid interest, provided that the weighted average trading price of the common shares on a recognized exchange for the 20 consecutive trading days ending five trading days prior to the date on which the redemption notice is given is at least 125% of the US$ 6.25% Convertible Debenture Conversion Price. After June 30, 2016 and prior to maturity the Company will have the right, at its option to redeem the US$ 6.25% Convertible Debentures in whole or in part, from time to time, on at least 30 days prior notice at a redemption price equal to par plus accrued and unpaid interest.

On June 21, 2010, the Company issued the Cdn$ 6.75% Convertible Debentures which were due June 30, 2015 at a price of Cdn $1,000 per debenture, for total gross proceeds of $48.2 million (Cdn $50 million). The Cdn$ 6.75% Convertible Debentures matured on June 30, 2015, at which time the Company redeemed the remaining balance of Cdn$ 6.75% Convertible Debentures for cash, as discussed below. The Cdn$ 6.75% Convertible Debentures of STI were denominated in Canadian dollars, and as such, they were not required to be bifurcated into separate debt and equity components.

Interest on the Cdn$ 6.75% Convertible Debentures was payable semi-annually, in arrears, on June 30 and December 30 of each year.

The Cdn$ 6.75% Convertible Debentures were convertible into common shares of the Company at the option of the holder at any time prior to the close of business on the earlier of the business day immediately preceding the maturity date or, if called for redemption, on the business day immediately preceding the date fixed for redemption, at a conversion price of Cdn $7.25 per common share (the “Cdn$ 6.75% Convertible Debenture Conversion Price”) which is equivalent to 137.9310 common shares for each Cdn $1,000 principal amount of the Cdn$ 6.75% Convertible Debenture.

The Company redeemed the Cdn$ 6.75% Convertible Debentures at June 30, 2015 as discussed below. The Cdn$ 6.75% Convertible Debentures were not redeemable prior to June 30, 2013. The Company had the right, at its option, to redeem the Cdn$ 6.75% Convertible Debentures in whole or in part, from time to time, after July 1, 2013, on at least 30 days prior notice at a redemption price equal to par plus accrued and unpaid interest, provided that the weighted average trading price of the common shares on a recognized exchange for the 20 consecutive trading days ending five trading days prior to the date on which the redemption notice is given is at least 125% of the Cdn$ 6.75% Convertible Debenture Conversion Price.

During fiscal year 2015, Cdn $0.1 million of the Company’s Cdn$ 6.75% Convertible Debentures were converted into 18,342 shares of common stock. On June 30, 2015, the Company redeemed the remaining Cdn $49.9 million in principal amount of Cdn$ 6.75% Convertible Debentures for US$ 40.1 million in cash, in accordance with the terms of the trust indenture dated as of June 21, 2010 between STI and Computershare Trust Company of Canada governing the Cdn$ 6.75% Convertible Debentures.

The Cdn$ 6.75% Convertible Debentures, the US$ 6.25% Convertible Debentures and the Cdn$ 6.25% Convertible Debentures are collectively referred to as the “Convertible Debentures”. The Convertible Debentures are subordinate to both the Third Amended and Restated Credit Agreement and the Senior Secured Notes.

The Company may at its option, subject to applicable regulatory approval, elect to satisfy its obligation to pay the outstanding principal amount of the Convertible Debentures in whole, by issuing and delivering common shares for each US $1,000 principal amount of the US$ 6.25% Convertible Debentures and Cdn $1,000 principal amount of the Cdn$ 6.25% Convertible Debentures. The amount of common shares delivered is obtained by dividing each principal amount of Convertible Debentures by 95% of the current market price of the common shares on the date set for redemption or the maturity date.

The Company may elect, subject to applicable regulatory approval, to issue and deliver common stock of the Company to the indenture trustee under the Convertible Debentures indentures, to sell in the open market, to satisfy the Company’s obligation to pay interest on the Convertible Debentures on each interest payment date. The Convertible Debenture holders will receive a cash payment in satisfaction of the interest obligation equal to the interest payable from the sale of such common shares.

The Company must commence, within 30 days of a Change in Control (as defined in the Convertible Debenture indentures), an offer to purchase all of the Convertible Debentures then outstanding at a purchase price equal to 101% of the principal amount of the Convertible Debentures, plus accrued and unpaid interest thereon.

The Company expects to be able to repay, renew or refinance its various loan facilitates and Convertible Debentures as they become due with other long term financing options.